Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Income Tax Expense	Income tax expense

	2018	2017	2016
	(€’000)
Current taxes	(17,990)	(13,814)	(11,421)
Deferred taxes	(344)	(1,025)	(5,029)
Total income tax expense	(18,334)	(14,839)	(16,450)

Summary of Reconciliation of Effective Tax Rate

A reconciliation between income taxes calculated at the Dutch statutory tax rate of 25% in 2018 (25% in 2017 and 2016) and the actual tax benefit/(expense) with an effective tax rate of 37.1% (27.5% in 2017 and 30.0% in 2016) is as follows:

	2018		2017		2016
	(€’000)%		(€’000)%		(€’000)%
Net income	31,118		39,067		38,336
Income tax expense	18,334		14,839		16,450
Profit before taxation	49,452		53,906		54,786
Income tax using Company’s domestic tax rate	(12,363)	25.0%	(13,477)	25.0%	(13,697)	25.0%
Effect of tax rates in foreign jurisdictions	(24)	0.0%	(99)	0.2%	(844)	1.5%
Change in tax rate and legislation	(2,768)	5.6%	554	(1.0%)	367	(0.7%)
Non-deductible expenses	(3,329)	6.7%	(2,496)	4.6%	(2,197)	4.0%
Recognition of previously unrecognized tax losses	—	0.0%	—	0.0%	147	(0.3)%
Prior year adjustments included in current year tax	657	(1.3%)	201	(0.4%)	(354)	0.7%
Other	(507)	1.1%	478	(0.9%)	128	(0.2%)
Income tax expense	(18,334)	37.1%	(14,839)	27.5%	(16,450)	30.0%

Summary of Movement in Recognized Deferred Tax Assets/(Liabilities)

The movement in recognized deferred tax assets/(liabilities) during the year is as follows:

		Property, plant and equipment, and Intangibles	Provision onerous contracts	Other	Tax loss carry- forward	Total	Of which reported as Deferred tax assets	Of which reported as Deferred tax liabilities
		€’000	€’000	€’000	€’000	€’000	€’000	€’000
January 1, 2016(i)	Net deferred tax assets/(liabilities)	(6,790)	484	2,855	18,356	14,905	23,024	(8,119)
	Recognized in profit/(loss) for 2016	(856)	(484)	(618)	(3,071)	(5,029)
	Recognized in equity	—	—	—	1,835	1,835
	Effects of movements in exchange rates	985	—	(228)	(123)	635
December 31, 2016(i)	Net deferred tax assets/(liabilities)	(6,661)	—	2,009	16,997	12,345	20,370	(8,025)
	Recognized in profit/(loss) for 2017	(4,019)	—	639	2,355	(1,025)
	Recognized in equity	—	—	(37)	205	168
	Acquisitions through business combinations	(7,790)	—	70	915	(6,805)
	Effects of movements in exchange rates	174	—	(76)	(89)	9
December 31, 2017(i)	Net deferred tax assets/(liabilities)	(18,296)	—	2,605	20,383	4,692	24,470	(19,778)
	Recognized in profit/(loss) for 2018	(3,707)		489	2,875	(343)
	Recognized in equity			601		601
	Acquisitions through business combinations	—	—	—	—	—
	Effects of movements in exchange rates	80		(6)	(92)	(18)
December 31, 2018	Net deferred tax assets/(liabilities)	(21,923)	—	3,689	23,166	4,932	21,807	(16,875)

(i)

Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.

Summary of Accumulated Recognized and Unrecognized Tax Losses

The accumulated recognized and unrecognized tax losses expire as follows:

	2018	2017	2016
	(€’000)
Within one year	—	—	—
Between 1 and 5 years	23,458	25,352	3,517
After 5 years	74,623	35,164	28,146
Unlimited	14,559	27,748	47,081
Total recognized and unrecognized tax losses	112,640	88,264	78,744